Annual Total Returns - Asset Manager Portfolio [BarChart] - 02.28 VIP Asset Manager Portfolio Investor PRO-11 - Asset Manager Portfolio - VIP Asset Manager Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.72%)
Annual Return 2012	12.44%
Annual Return 2013	15.62%
Annual Return 2014	5.73%
Annual Return 2015	0.07%
Annual Return 2016	3.01%
Annual Return 2017	13.95%
Annual Return 2018	(5.39%)
Annual Return 2019	18.14%
Annual Return 2020	14.77%